Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 07, 2020
Entity Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 07, 2020
Document Effective Date	Dec. 07, 2020
Prospectus Date	Dec. 07, 2020
Virtus KAR Small-Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	VAKSX
Virtus KAR Small-Mid Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	VRKSX
Virtus KAR Small-Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	VIKSX
Virtus KAR Small-Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	VCKSX